Fair value measurements - Fair value of financial instruments measured on recurring basis (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2022	Mar. 31, 2021
Fair value measurements
Other assets		¥ 773,586	¥ 1,049,432
Investments in equity securities		133,897	126,649
Listed Equity [Member]
Fair value measurements
Investments in equity securities		101,503	93,230
Unlisted Equity [Member]
Fair value measurements
Investments in equity securities		32,394	33,419
Recurring [Member]
Fair value measurements
Trading assets and private equity and debt investments		13,697,000	14,494,000	[1]
Recurring [Member] | Other [Member]
Fair value measurements
Other assets	[1],[2],[3]	479,000	711,000
Recurring [Member] | Net asset value per share [Member]
Fair value measurements
Trading assets and private equity and debt investments		45,000	24,000
Recurring [Member] | Net asset value per share [Member] | Other [Member]
Fair value measurements
Other assets		¥ 3,000	¥ 4,000

[1]	Certain investments that are measured at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2021 and March 31, 2022, the fair values of these investments which are included in Trading assets and private equity and debt investments were ¥24 billion and ¥45 billion, respectively. As of March 31, 2021 and March 31, 2022, the fair values of these investments which are included in Other assets—Others were ¥4 billion and ¥3 billion, respectively.
[2]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[3]	Includes equity investments which comprise listed and unlisted equity securities held for operating purposes in the amounts of ¥93,230 million and ¥33,419 million, respectively, as of March 31, 2021 and ¥101,503 million and ¥32,394 million, respectively, as of March 31, 2022.